Acquisitions	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Acquisitions
Acquisitions
On December 5, 2017, the Group acquired the trade and assets of the Specialty Metals business of ESM Group Inc., incorporating a manufacturing facility in Saxonburg PA. The plant manufactures a range of magnesium-based chips, granules, ground powders and atomized powders. The acquired business will be integrated with Luxfer’s existing business that currently offers similar products under the Luxfer Magtech brand. On closing, an initial consideration of $4.3 million was paid as well as an amount placed in general escrow of $0.3 million as deferred consideration. There was a further $0.4 million placed in escrow for disbursement of environmental liabilities which has not been included as part of the purchase consideration.
The fair value of net assets acquired has been assessed as $5.8 million, resulting in a gain on bargain purchase of $1.2 million. The principal assets acquired are land and buildings, $2.0 million, plant and equipment, $3.2 million and inventory, $0.7 million, with assumed liabilities of $0.1 million. No separately identifiable intangibles have been identified. There gain on bargain purchase resulted because the Specialty Metals business was not considered to be part of ESM Group's core business activities as it has adopted a strategy to focus on its steel industry customers. In implementing this strategy, ESM Group was eager to divest this non-core business, which was reflected in the transaction price. The Group believes that it can extract additional value from the site due to synergies with our existing Luxfer Magtech business.
In addition to the purchase consideration, $0.5 million of acquisition-related costs were incurred and a $0.4 million provision was set up for the disbursement of the environmental liabilities.
On April 29, 2016, the Group acquired a business, Canland UK (Hotpack) Limited ("Canland") specializing in the assembly, packing, distribution and export of self-heating meals and import and distribution of flameless ration heaters. On closing, an initial consideration of $0.5 million was paid, and with the acquired business having $0.2 million of cash, the net cost was $0.3m. Based on the assessment of the assets which were acquired and liabilities assumed, customer related intangibles were recognized for $0.1 million, goodwill for $0.1 million was also recognized and $0.1 million of other net assets. Goodwill included the fair value of the expertise of the acquired workforce following the business combination and also the synergies that were expected to arise. Following the Group-wide rationalization which took place during 2017, the operation was closed and sold for consideration of $0.1 million.
Deferred consideration
The deferred consideration for the acquisition of the Specialty Metals business was shown in the balance sheet at December 31, 2017 at $0.3 million.
The deferred consideration for Luxfer Utah was fixed and all of it was paid on March 31, 2017. The deferred consideration was shown in the balance sheet at December 31, 2016 at $1.3 million.
Deferred contingent consideration
The deferred contingent consideration for Luxfer Magtech is linked to the future profitability of the company and where appropriate will be payable annually from 2015 to 2020. The deferred contingent consideration is shown in the balance sheet at December 31, 2017 at $0.7 million (2016: $1.5 million, following a remeasurement of deferred contingent consideration at the year-end based upon the estimated future cash flows and the weighted probability of those cash flows being achieved, resulting in a credit to the consolidated income statement of $1.0 million (2016: credit of $0.5 million), net of an unwind of discount on deferred contingent consideration of $0.2 million (2016: $0.2 million). $0.5 million of the $0.7 million consideration is deemed to be current as it is based on the performance of Luxfer Magtech for the year ending December 31, 2017. The potential undiscounted future payment has been estimated at $0.7 million. The maximum undiscounted amount payable under the sale agreement is $10.0 million.

	December 31, 2017	December 31, 2016
	$M	$M
Net cash flows on purchase of business:
Included in net cash flows from investing activities:
Consideration paid	4.3	0.5
Deferred consideration paid	1.4	—
Cash receipt on disposal of business	(0.1)	—
Cash acquired	—	(0.2)
	5.6	0.3